Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 09, 2024	Nov. 09, 2023
Brendan Wood TopGun ETF
Account Value [Line Items]
Account Value	$ 13,602	$ 12,372	$ 10,000
S&P 500® Index [Member]
Account Value [Line Items]
Account Value	$ 13,150	$ 11,780	$ 10,000